DEBT (Details 13) (10.5% Senior Subordinated Notes due 2021, USD $) In Millions, unless otherwise specified	Feb. 03, 2013	Jan. 16, 2013	Feb. 03, 2013 Prior to January 15, 2016	Feb. 03, 2013 2016	Feb. 03, 2013 2017	Feb. 03, 2013 2018	Feb. 03, 2013 2019 and thereafter	Feb. 03, 2013 After July2013 and before July 2014	Feb. 03, 2013 Qualified public equity offerings 2016	Feb. 03, 2013 Qualified public equity offerings After July2013 and before July 2014	Feb. 03, 2013 Qualified public equity offerings Prior to January 2014	Feb. 03, 2013 Qualified public equity offerings Between January and July 2014	Jan. 02, 2013 Certain equity offerings	Feb. 03, 2013 Certain equity offerings Prior to January 15, 2016	Feb. 03, 2013 Certain equity offerings After July2013 and before July 2014
Components of long-term debt
Note issued, amount		$ 950
Note issued, interest rate	10.50%	10.50%
Optional prepayment price percentage			100.00%	107.875%	105.25%	102.625%	100.00%				103.00%	102.00%		110.50%
Percentage limit on amount that can be redeemed								100.00%		100.00%				35.00%
Threshold percentage for debt that must remain if less than 100% of the notes are redeemed in a qualified public offering									35.00%						33.33%
Threshold percentage for debt that must remain after each redemption			50.00%										35.00%